Stock-Based Compensation (Narrative)(Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares distributed from 2010 performance share awards, shares issued		2,782,143
Performance shares distributed from 2010 performance share awards, withheld for income taxes		1,829,617
Performance shares distributed from 2010 performance share awards, paid in cash		211,285
Performance shares canceled from 2010 Performance Share Awards		14,694
Total compensation expense for stock option and incentive shares plans	$ 30	$ 143	$ 221
Income tax benefits recognized in income statement for compensation arrangements	2	$ 39	$ 68
Unrecognized compensation cost related to non-vested awards granted	$ 125
Unrecognized compensation cost is expected to be recognized, weighted-average period, years	1 year 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares awarded in 2013, outstanding and contingent on meeting performance objectives through 2016 and provision of service by the employees	5,782,114
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted at the closing market price of common stock on the grant date	100.00%
Amount of stock option vesting per year	one-third
Stock option expiration years from date of grant years	10 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant	13,500,000
Weighted-average price of shares granted	$ 12.48	$ 14.83	$ 10.12
Cash received for stock options exercises	$ 36	$ 77	$ 104
Options exercised, total intrinsic value	16	61	66
Actual tax benefit realized from tax deductions related to option exercises	$ 10	$ 14	$ 7
Risk-free interest rate	1.90%	2.00%	1.20%
Expected dividend yield	3.10%	2.60%	3.20%
Expected volatility rate	28.00%	28.00%	28.00%
Expected life of option	7 years	7 years	7 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	151,000
Common shares issued	79,568
Shares withheld for income tax	71,432
Unvested shares outstanding	1,349,500
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	16,200,000
Shares vested in period	151,000
Unvested shares outstanding	6,377,000	6,404,000
Total fair value of shares vested	$ 9	$ 315	$ 19
Cash paid primarily for tax withholdings	$ 5	$ 134	$ 8
Restricted Stock For Non Management Directors Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	221,955
Restricted stock awarded	21,429
Restricted stock units awarded	4,762